Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholder's Equity [Abstract]
Schedule of Company’s Warrant Activity	The following is a summary of the Company’s warrant activity for the six months ended June 30, 2023 (unaudited):
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining
	Shares	Price	Life

Outstanding at December 31, 2022	153,683	$36.96	2.96 Years
Granted	344,212	$3.39	4.87 Years
Exercised/cancelled	-
	497,895	$13.75	4.13 Years

Schedule of Grant Date Fair Value of Options Granted	The Company determined the grant date fair value of options granted for the six months ended June 30, 2023, using the Black Scholes Method with the following assumptions:
Expected volatility	120.32%-124.08%
Expected term	5 years
Risk free rate	3.52% - 3.97%
Dividend rate	0.00%
The Company determined the grant date fair value of the options granted during the years ended December 31, 2022 and 2021 using the Black Scholes and Monte-Carlo Method as appropriate and the following assumptions:
	2022	2021
Expected volatility	123-127%	70%
Expected term	5 Years	1.0-5.0 Years
Risk free rate	2.14-3.75%	0.16-1.27&
Dividend rate	0.00%	0.00%

Schedule of Related to Stock Options	Activity related to stock options for the six months ended June 30, 2023 (unaudited), is summarized as follows:
		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Yrs.)	Value

Outstanding at December 31, 2022	1,291,595	$46.48	6.5	$-
Granted	630,625	$4.19	10.0	$1,847,765
Exercised	-	$-	-	$-
Forfeited/cancelled	(361,150)	$52.86	-	$-
Outstanding as of June 30, 2023	1,561,070	$28.19	6.7	$1,881,165
Exercisable as of June 30, 2023	810,268	$40.28	4.4	$40,899
Activity related to stock options for the years ended December 31, 2022, and 2021 is summarized as follows:
		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Yrs.)	Value
Outstanding, January 1, 2021	705,726	$36.00	7.5	$8,283,639
Granted	572,952	$60.48	10.0	$-
Exercised	(74,958)	$10.32	5.0	$3,485,482
Forfeited/cancelled	(89,845)	$52.16	8.8	$-
Outstanding, December 31, 2021	1,113,875	$51.84	6.7	$67,488,214
Granted	248,168	$12.88	10.0	$-
Exercised	(49,712)	$18.56	8.8	$-
Forfeited/cancelled	(20,765)	$52.96	7.9	$-
Outstanding, December 31, 2022	1,291,566	$46.48	6.5	$-
Exercisable, December 31, 2022	697,158	$46.88	4.5	$-

Schedule of Stock Option	The following table summarizes stock option information as of June 30, 2023 (unaudited):
		Weighted
		Average
		Contractual
Exercise Price	Outstanding	Term (Yrs.)	Exercisable

Less than or equal $32.00	1,155,716	7.4	515,052
$32.01 - $56.00	17,917	3.0	17,917
$56.01 - $80.00	222,792	6.3	131,820
$80.01 - $128.00	164,645	3.4	145,479
	1,561,070	6.7	810,268
The following table summarizes stock option information as of December 31, 2022:
		Contractual
Exercise Price	Outstanding	Life (Yrs.)	Exercisable
$0.24 - $32.00	637,936	5.9	399,223
$32.01 - $56.00	18,958	3.6	18,958
$56.01 - $80.00	427,017	8.3	113,996
$80.01 - $127.76	207,655	4.9	164,981
	1,291,566	6.5	697,158

Schedule of Warrant Activity	The following is a summary of the Company’s warrant activity for the years ended December 31, 2022 and 2021:
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining
	Shares	Price	Life
Outstanding, January 1, 2021	227,909	$33.60	3.4 Years
Granted	8,036	$70.00	5.0 Years
Exercised/Cancelled	(60,493)	$25.76	-
Outstanding, December 31, 2021	175,452	$36.88	3.0 Years
Granted	17,837	$29.60	5.0 Years
Exercised/Cancelled	(39,635)	$33.20	0.1 Years
Outstanding, December 31, 2022	153,654	$36.96	2.96 Years